SUBSEQUENT EVENTS - Additional Information (Details)				12 Months Ended
	Oct. 30, 2019 item $ / shares	Oct. 17, 2019 USD ($)	Oct. 04, 2019 item $ / shares shares	Sep. 30, 2019 USD ($) item	Sep. 30, 2018 USD ($) item	Sep. 30, 2017 USD ($) item
Disclosure of non-adjusting events after reporting period
Principal repaid				$ 2,808,823	$ 1,991,378
Interest paid				$ 401,929	$ 563,298	$ 436,944
Number of stock options granted | item				255,000	803,400	0
Number of stock options exercised | item						250
Number of other equity instruments granted | item				11,919,404	2,427,937	7,477
Stock Option Events After Reporting Period
Disclosure of non-adjusting events after reporting period
Number of stock options granted | item	225,000		1,441,530
Exercisable price per share | $ / shares	$ 4.67		$ 3.23
Term of exercisable stock option	10 years		10 years
Stock Option Events After Reporting Period | Restricted Stock Units
Disclosure of non-adjusting events after reporting period
Number of shares reserved for issue under options and contracts for sale of shares | shares			6,251,469
Number of other equity instruments granted | item			2,551,470
Weighted average exercise price of other equity instruments granted | $ / shares			$ 3.23
Term Of Exercisable Other Equity Instruments			10 years
Stock Option Events After Reporting Period | Amended Share-Based Compensation
Disclosure of non-adjusting events after reporting period
Number of stock options exercised		42,000
Extension of expiry date (in years)		1 year
SVB Term Loan Repayment
Disclosure of non-adjusting events after reporting period
Repayment of debt				$ 3,652,471
Principal repaid				2,953,968
Interest paid				10,503
Final payment				$ 688,000